Investments in Equity Accounted Investees - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [Line Items]
Dividends received from a joint venture and equity method investees	₩ 4,068	₩ 8,239	₩ 7,502
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	11,424
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	32,600
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	₩ 40,100